Earnings Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Earnings Per Share
3.	Earnings Per Share

The following is a summary of our earnings per share calculations and reconciliation of basic to diluted earnings per share.

	Three months ended September 30,
	2013			2012
	Income	Shares	Per Share Amount	Income	Shares	Per Share Amount
	(Dollars in thousands, except per share data)
Net income	$29,281			$24,489

Basic earnings per share:
Income available to common stockholders	$29,281	107,933,076	$0.27	$24,489	107,409,451	$0.23

Effect of dilutive common stock equivalents	—	1,424,538		—	866,956

Diluted earnings per share:
Income available to common stockholders	$29,281	109,357,614	$0.27	$24,489	108,276,407	$0.23

For the three months ended September 30, 2013 and 2012 there were 194,000 and 15,000 equity awards, respectively, that could potentially dilute basic earnings per share in the future that were not included in the computation of diluted earnings per share because to do so would have been anti-dilutive for the periods presented.

	Nine months ended September 30,
	2013			2012
	Income	Shares	Per Share Amount	Income	Shares	Per Share Amount
	(Dollars in thousands, except per share data)
Net income	$84,524			$67,396

Basic earnings per share:
Income available to common stockholders	$84,524	107,765,190	$0.78	$67,396	107,347,608	$0.63

Effect of dilutive common stock equivalents	—	1,257,117		—	590,197

Diluted earnings per share:
Income available to common stockholders	$84,524	109,022,307	$0.78	$67,396	107,937,805	$0.62

For the nine months ended September 30, 2013 and 2012 there were 194,000 and 486,000 equity awards, respectively that could potentially dilute basic earnings per share in the future that were not included in the computation of diluted earnings per share because to do so would have been anti-dilutive for the periods presented.

17.	Earnings Per Share

The following is a summary of our earnings per share calculations and reconciliation of basic to diluted earnings per share.

	For the Year Ended December 31,
	2012			2011			2010
	Income	Shares	Per Share Amount	Income	Shares	Per Share Amount	Income	Shares	Per Share Amount
	(Dollars in thousands, except per share data)
Net Income	$88,767			$78,886			$62,019

Basic earnings per share:
Income available to common stockholders	$88,767	107,371,685	$0.83	$78,886	107,839,000	$0.73	$62,019	109,713,516	$0.57

Effect of dilutive common stock equivalents (1)	—	719,837		—	205,786		—	164,736

Diluted earnings per share:
Income available to common stockholders	$88,767	108,091,522	$0.82	$78,886	108,044,786	$0.73	$62,019	109,878,252	$0.56

(1)	For the years ended December 31, 2012, 2011, and 2010, there were 4.9 million, 4.1 million, and 5.3 million equity awards, respectively, that could potentially dilute basic earnings per share in the future that were not included in the computation of diluted earnings per share because to do so would have been anti-dilutive for the periods presented.